Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Semper Paratus Acquisition Corporation
Entity Central Index Key	0001860871
Entity Tax Identification Number	98-1597194
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	767 Third Avenue, 38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	807-8832
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	767 Third Avenue, 38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	807-8832
Contact Personnel Name	Chief Executive Officer